Capital management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Capital management
33.	Capital management
The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance except where decisions are made to exit businesses or close companies.
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the Company (comprising issued capital and reserves).

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current) (Note 26)	2,203,000	2,341,432	336,805
Lease liabilities (current and non-current) (Note 25)	40,531	59,641	8,579
Trade and other payables (current and non-current) (Note 22)	9,632,463	8,328,774	1,198,057
Other financial liability (Note 28)	—	45,950	6,610
Less: Cash and bank balances (Note 16)	(5,331,555)	(4,850,743)	(697,758)

Net debts	6,544,439	5,925,054	852,293
Equity attributable to equity holders of the Company	8,859,152	9,008,946	1,295,896

Total capital and net debts	15,403,591	14,934,000	2,148,189

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.
No changes were made in the objectives, policies or processes during the years ended December 31, 2021 and 2022.
As disclosed in Note 20, certain subsidiaries of the Group are required by the relevant authorities in the PRC to contribute and maintain a non-distributable
statutory reserve fund whose utilization is subject to approval by the relevant authorities in the PRC. This externally imposed capital requirement has been complied with by the subsidiaries of the Group for the financial years ended December 31, 2021 and 2022.